Offerings	Aug. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	7,617,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 87,601,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,411.75
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 7,617,500 Class A Ordinary Shares to be issued by the Registrant upon exercise of the Public Warrants to purchase 6,900,000 Class A Ordinary Shares and the Private Warrants to purchase 717,500 Class A Ordinary Shares.

Calculated pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	5,964,450
Proposed Maximum Offering Price per Unit	2.01
Maximum Aggregate Offering Price	$ 11,988,544.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,835.45
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represent 5,964,450 Class A Ordinary Shares registered for resale by the Selling Securityholders identified in the Registration Statement, which include (1) 2,324,500 Sponsor Shares; (2) 545,000 Class A ordinary shares issuable upon the exercise of the Sponsor Warrants; (3) 390,001 Class A ordinary shares currently held by Xiaolingo; (4) 1,184,949 Class A ordinary shares currently held by Anji; (5) 1,350,000 Class A ordinary shares currently held by Mouette; (6) 100,000 Class A ordinary shares currently held by Empire Light; (7) 20,000 Class A ordinary shares currently held by Hopeful; and (8) 50,000 Class A ordinary shares currently held by SKS.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of Class A Ordinary Share as reported on August 8, 2025, which was approximately $2.01 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares
Amount Registered | shares	545,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represent the 545,000 Sponsor Warrants registered for resale by the Sponsor.

Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Class A Ordinary Shares.